Description of Plan - Additional Information (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) Loan
EBP, Description of Plan [Line Items]
Percentage participants may elect to contribute to the Plan	75.00%
Employer contribution	100.00%
Vesting percentage	100.00%
Note receivable, minimum borrowing amount	$ 1,000
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Loan term	5 years
Maximum number of loan outstanding allowed | Loan	2
Maximum vested balance for single lump sum payment	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Deferral rate	5.00%